SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
19.
SUBSEQUENT EVENTS

Dividend

In January 2024, the Board of Directors of the Company approved a dividend of US dollar 0.10 per ordinary share, which was paid in January 2024 to shareholders of record as of the close of business on January 19, 2024. The aggregate amount of cash distributed for the dividends is approximately US$21,213 (equivalent to RMB151,843).

RSUs Grant

In April 2024, the Group granted 70,000 RSUs to eligible employees pursuant to the 2019 Plan.